Derivative Instruments (Details 1) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Sep. 17, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of transactions related to derivative liability
Derivative liability, Beginning balance		$ 33,593	$ 38,557	$ 38,557	$ 459,897
Fair value of derivative at issuance, recognized as debt discount				193,944
Decrease in fair value of derivative liability, recognized as other income	193,944	(15,629)	780	(198,908)	(421,340)
Derivative liability, Balance		$ 17,964		$ 33,593	$ 38,557